Fee and Commission Income (Tables)	6 Months Ended
Sep. 30, 2024
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Fee and Commission Income
Fee and commission income for the six months ended September 30, 2024 and 2023 consisted of the following:

	For the six months ended September 30,
	2024	2023

	(In millions)
Loans	¥86,325	¥71,500
Credit card business	231,147	207,529
Guarantees	40,431	41,245
Securities-related business	129,100	88,549
Deposits	9,396	9,016
Remittances and transfers	78,818	74,658
Safe deposits	2,043	2,195
Trust fees	4,499	3,785
Investment trusts	95,172	82,543
Agency	4,288	4,746
Others	107,131	104,949

Total fee and commission income	¥788,350	¥690,715